Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events

19. Subsequent Events

On March 31, 2014, the Company entered into a Senior Secured Credit Facility Agreement (the “Loan Agreement”) with Opus Bank, a California Commercial Bank (the “Lender”). The Loan Agreement provides for a term loan in aggregate principal amount of $10.0 million (“Term Loan Commitment Amount”) to be drawdown on the closing date and an additional $10.0 million in revolving loan (“Revolving Loan Commitment Amount”), all upon the terms and conditions set forth in the Loan Agreement. The obligations of the Company under the Loan Agreement and the Note are secured by all assets of the Company. The obligations of the Company are secured by the General Security Agreement, the Intellectual Property Security Agreement, the Stock Pledge Agreement, the Deposit Account Control Agreements and the Securities Account Control Agreements (the “Collateral Documents”), as applicable. As consideration for the financial accommodations provided for in the Loan Agreement, the Company issued to Lender warrants to purchase 1,000,000 shares of its common stock at an exercise price equal to the lower of (a) the closing price of the common stock on the NASDAQ stock market on the effective date and (b) the volume-weighted average price measured over the thirty (30) business day period ending on the effective date per share on March 31, 2014. The warrants were issued in reliance upon the exemptions from the registration requirements under the Securities Act of 1933. The term of the warrants is five years and contains usual and customary terms, including registration rights for the warrant shares.

The drawdown of $10.0 million is reflected in the Promissory Note dated March 31, 2014 (the “Note”). The Note matures on March 31, 2017 and bears interest at a rate of the greater of (i) the prime rate plus 2.75% and (ii) 6.00%. Interest on the Note is payable monthly beginning on May 1, 2015, and the principal balance is payable in 24 equal monthly installments beginning on May 1, 2015. The Company may prepay outstanding amounts under the Note, without any prepayment charges as set out in the Loan Agreement. Amongst other commitments, the Loan Agreement requires the Company to maintain certain covenants. Upon the occurrence and during the continuance of an event of default, the Lender may terminate the Commitments and/or declare all or any part of the unpaid principal of all Loans, all interest accrued and unpaid thereon and all other amounts payable under the Loan Agreement to be immediately due and payable, whereupon the same shall become and be immediately due and payable, without protest, presentment, notice of dishonor, demand or further notice of any kind, all of which are expressly waived by Borrower.